SCHEDULE OF MATURITIES OF THE BOND LIABILITIES (Details) - USD ($)	Jul. 31, 2024	Jan. 31, 2024
Other Liabilities Disclosure [Abstract]
2025
2026		1,546,000
2027		500,000
2028
2029		1,089,000
Thereafter
Total	$ 3,135,000	$ 3,135,000